SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	Employee Stock Option Plan (2003):

The Employee Stock Option Plan (2003) ("the ESOP 2003") is designed to benefit from, and is made pursuant to, the provisions of Section 102 of the Israeli Income Tax Ordinance.

In May 2004 and in December 2006, the Board of Directors and the shareholders of the Company approved the additional pool of options to purchase additional 650,000 and 700,000 Ordinary shares, respectively, pursuant to the ESOP 2003.

As of December 31, 2011, 1,689,480 options are outstanding. All the options have an exercise price between $ 1.30 and $ 3.84 per share.

As of December 31, 2011, an aggregate amount of 37,376 options is still available for future grant under of the above mentioned plan.

b.
In February 2010, the Company issued 75,000 of its Ordinary shares to one of its consultant for services received during 2010. The shares were locked up for a period of nine months from the date they were issued. The shares were fully vested when granted.

c.	Repricing of options to employees and directors:

On January 1, 2009, following the approval by the Company's Board of Directors, the Company repriced the exercise price of employees and directors' outstanding options. Employees and directors that agreed to the repricing proposal were granted new amounts of options carrying an exercise price of $ 1.3 in a "value per value" formula, such that the total fair value of the new options is equal to the fair value of their old options.

The Company accounted the repricing according to ASC 718 "Stock Compensation" as a cancellation and new grant.

As a result, 1,071,300 outstanding options were cancelled and 641,390 options were granted. Except for the exercise price and the number of the Company's ordinary shares, each new option has the same terms as the original option and will expire on the expiration date of the original option.

d.	Options to directors:

1.
On December 27, 2006, the shareholders of the Company approved the grant of an option to purchase 125,000 Ordinary shares to several members of the board, at an exercise price of $ 3.84 and vesting term of 2 years. As of December 31, 2011, 31,862 options are outstanding and exercisable. All the options have an exercise price of $ 1.3 per share.

2.
On December 20, 2007, the shareholders of the Company approved the grant of an option to purchase 125,000 Ordinary shares to several members of the board, at an exercise price between $ 2.20 and $ 3.84, with a vesting term of 2 years. As of December 31, 2011, 70,134 options are outstanding and exercisable. All the outstanding options have an exercise price of $ 1.3 per share.

3.
On November 26, 2009, the shareholders of the Company approved a grant of options to several members of the Company's Board of Directors to purchase 299,700 Ordinary shares, at an exercise price of $ 1.3 per share. 150,950 options will vest and become exercisable on December 31, 2009 and the rest will vest and become exercisable on December 31, 2010. The grant was subsequently approved by the Company's Board of Directors on October 17, 2010. As of December 31, 2011, all of the options are outstanding and exercisable.

4.
On December 22, 2011, the shareholders of the Company approved the grant of options to purchase 400,000 Ordinary shares to several members of the board, at an exercise price of $ 2.11. Half will be exercisable immediately and half will be exercisable in one year.

e.	Options to employees and management:

1.
On June 21, 2011, the board of directors approved the grant of options to purchase 140,000 Ordinary shares to several officers, at an exercise price of $ 2.2. One third will be exercisable immediately, one third will be exercisable in one year, and one third will be exercisable in two years.

2.
On December 14, 2011, the board of directors approved the grant of an option to purchase 402,000 Ordinary shares to several employees, at an exercise price of $ 2.25. One third will be exercisable in one year, one third will be exercisable in two years, and one third will be exercisable in three years.

The following is a summary of the Company's stock options granted among the various plans:

	Year ended December 31, 2011
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding at the beginning of the year	854,089	$1.32	6.67	$-
Granted	942,000	$2.18
Exercised	(47,920)	$1.30
Forfeited	(58,689)	$1.34

Outstanding at the end of the year	1,689,480	$1.80	8.26	$766

Exercisable at the end of the year	994,142	$1.52	7.04	$733

Vested and expected to vest at end of year	994,142	$1.52	7.04	$733

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fourth quarter of fiscal 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount changes based on the fair market value of the Company's stock. As of December 2010, there were no in-the-money options, therefore no intrinsic value exists. As of December 31, 2011, there was $621 unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans.

The weighted average grant date fair values of options granted during 2010 and 2011 were $ 0.472 and $ 1.17, respectively. No options were granted during 2009.

The options outstanding as of December 31, 2011, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted average
	Outstanding	average	Weighted	exercisable	exercise
Range of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	options
price	2011	life (years)	price	2011	exercisable

$1.30	739,980	6.09	$1.30	739,980	$1.30
$2.11 - $ 2.25	942,000	9.99	$2.18	246,662	$2.13
$2.64 - $ 3.84	7,500	4.43	$3.52	7,500	$3.52

	1,689,480	8.26	$1.80	994,142	$1.52

d.	Dividends:

Dividends may be paid by the Company only out of the Israeli company's earnings and other surpluses in Israeli currency as defined in the Companies Law as of the end of the most recent fiscal year or as accrued over a period of the last two years whichever is higher. Such dividends will be declared and paid in NIS. No dividends were declared in the periods presented.

e.	Private placement transaction

On June 6, 2011, the Company entered into a Securities Purchase Agreement (the "SPA") with several shareholders (the "Investors"), pursuant to which the Company issued to the investors 1,425,000 ordinary shares of NIS 0.04 par value each, at a price per share of $2.00 each, for proceed  of $2,497, net of issuance expenses in the amount of $353.

As part of private placement transaction under the SPA, the Company granted its Investors and its agents, for no additional consideration, warrants to purchase additional 441,750 of the Company's Ordinary shares of NIS 0.04 par value each. The warrants may be exercisable on or after six months from June 13, 2011 for a period of five years thereafter at an exercise price of $2.20 per share.

As of December 31, 2011 no warrant has been exercised.